CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Operating revenue:
Operating revenue	¥ 14,203,594	$ 1,945,884	¥ 13,057,082	¥ 9,865,811
Operating cost:
Cost of sales	(1,319,526)	(180,774)	(1,635,635)	(2,066,804)
Funding cost	(326,451)	(44,724)	(513,869)	(518,069)
Processing and servicing cost (including collection service fee from related parties of RMB16,177 and RMB14,753 and RMB35,561 for the years ended December 31, 2022, 2023 and 2024, respectively	(2,291,904)	(313,990)	(1,935,016)	(1,875,292)
Provision for financing receivables	(865,524)	(118,576)	(627,061)	(437,477)
Provision for contract assets and receivables	(718,413)	(98,422)	(629,308)	(465,188)
Provision for contingent guarantee liabilities	(3,655,548)	(500,808)	(3,203,123)	(1,468,265)
Total operating cost	(9,177,366)	(1,257,294)	(8,544,012)	(6,831,095)
Gross profit	5,026,228	688,590	4,513,070	3,034,716
Operating expenses:
Sales and marketing expenses	(1,787,299)	(244,859)	(1,733,301)	(1,685,438)
Research and development expenses	(578,243)	(79,219)	(513,284)	(583,260)
General and administrative expenses	(374,481)	(51,304)	(387,387)	(431,571)
Total operating expenses	(2,740,023)	(375,382)	(2,633,972)	(2,700,269)
Change in fair value of financial guarantee derivatives and loans at fair value	(979,234)	(134,155)	(206,368)	722,381
Interest expense, net	(9,007)	(1,234)	(50,483)	(55,636)
Investment loss	(2,417)	(331)	(303,235)	(33,944)
Others, net	58,188	7,972	7,774	61,321
Income before income tax	1,353,735	185,460	1,326,786	1,028,569
Income tax expense	(253,275)	(34,699)	(260,841)	(202,640)
Net income	1,100,460	150,761	1,065,945	825,929
Less: net income attributable to non-controlling interests | ¥				6,177
Net income attributable to ordinary shareholders of the Company	¥ 1,100,460	$ 150,761	¥ 1,065,945	¥ 819,752
Net income per ordinary share attributable to ordinary shareholders of the Company
Diluted | ¥ / shares	¥ 3.24		¥ 3.17	¥ 2.21
Weighted average number of ordinary shares outstanding
Basic | shares	331,403,936	331,403,936	328,523,952	348,048,245
Diluted | shares	339,261,349	339,261,349	359,820,982	392,756,821
Share-based compensation expenses included in:
Share-based compensation expenses | ¥	¥ 94,623		¥ 117,852	¥ 156,320
Credit facilitation service income
Operating revenue:
Operating revenue	10,999,931	$ 1,506,984	9,666,120	5,963,803
Tech-empowerment service income
Operating revenue:
Operating revenue	1,881,376	257,747	1,640,453	1,845,943
Installment e-commerce platform service
Operating revenue:
Operating revenue	1,322,287	181,153	1,750,509	2,056,065
Processing and servicing cost
Share-based compensation expenses included in:
Share-based compensation expenses	3,173	435	246	5,179
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	13,756	1,885	17,454	23,142
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	10,715	1,468	23,547	30,386
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 66,979	$ 9,176	¥ 76,605	¥ 97,613
Ordinary shares
Net income per ordinary share attributable to ordinary shareholders of the Company
Basic | (per share)	¥ 3.32	$ 0.45	¥ 3.24	¥ 2.36
Diluted | (per share)	3.24	0.44	3.17	2.21
ADS
Net income per ordinary share attributable to ordinary shareholders of the Company
Basic | (per share)	6.64	0.91	6.49	4.71
Diluted | (per share)	¥ 6.49	$ 0.89	¥ 6.34	¥ 4.41
Guarantee income | Credit facilitation service income
Operating revenue:
Operating revenue	¥ 2,663,824	$ 364,942	¥ 2,519,284	¥ 1,453,180
Financing income | Credit facilitation service income
Operating revenue:
Operating revenue	2,010,183	275,394	2,144,955	2,024,096
Loan facilitation and servicing fees-credit oriented | Credit facilitation service income
Operating revenue:
Operating revenue	¥ 6,325,924	$ 866,648	¥ 5,001,881	¥ 2,486,527